Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related Parties
a)	Related Parties

Name of Related Parties	Relationship with the Group

Vincent Tianquan Mo	Executive chairman of the board of directors

Richard Jiangong Dai	Chief executive officer

Wall Street Global Training Center, Inc.	A company under the control of Vincent Tianquan Mo and two other independent directors

Beihai Silver Beach 1 Hotel and Property Management Company, Ltd. (“Beihai Silver Beach”)	A company under the control of Vincent Tianquan Mo

Che Tian Xia Company Ltd.	A company under the control of Vincent Tianquan Mo and Richard Jiangong Dai

Guangxi Wharton International Hotel (“Guangxi Wharton”)	A company under the control of Vincent Tianquan Mo

Research Center on Natural Conservation (“Research Center”)	A company under the control of Vincent Tianquan Mo

Crowne Plaza San Francisco-International Airport (“Crowne Plaza”)	A company under the control of Vincent Tianquan Mo

Related Party Transactions
b)	The Group had the following related party transactions for the years ended December 31, 2011, 2012 and 2013:

	For the Years Ended December 31,
	2011	2012	2013
	US$	US$	US$

Training service fee incurred:
- Wall Street Global Training Center, Inc.	455	1,595	250
Office building leased from:
- Vincent Tianquan Mo	—	142	175
Management fee incurred:
- Beihai Silver Beach	—	—	537
Hotel service fee incurred:
- Guangxi Wharton	—	—	16
- Crowne Plaza	—	—	21
- Beihai Silver Beach	—	—	110

Related Party Balances
c)	The Group had the following related party balances as of December 31, 2012 and 2013:

	As of December 31,
	2012	2013
	US$	US$

Amounts due to a related party:
- Beihai Silver Beach	—	537